UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811- 21035

CitizensSelect Funds
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Janette E. Farragher, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	4/30
Date of reporting period:	04/30/2012

FORM N-CSR

Item 1.                        Reports to Stockholders.

CitizensSelect Funds

CITIZENSSELECT PRIME
MONEY MARKET FUND

ANNUAL REPORT April 30, 2012

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the Chairman and CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
10	Statement of Assets and Liabilities
11	Statement of Operations
12	Statement of Changes in Net Assets
13	Financial Highlights
17	Notes to Financial Statements
25	Report of Independent Registered Public Accounting Firm
26	Important Tax Information
27	Board Members Information
28	Officers of the Fund
FOR MORE INFORMATION
Back Cover

CitizensSelect
Prime Money Market Fund

The Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

We are pleased to present this annual report for CitizensSelect Prime Money Market Fund, covering the 12-month period from May 1, 2011, through April 30, 2012. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

U.S. financial markets encountered heightened volatility during the second half of 2011, particularly when investors fled riskier assets due to macroeconomic concerns ranging from an unprecedented downgrade of long-term U.S. debt securities to the resurgence of the sovereign debt crisis in Europe.These developments triggered a rally among traditional safe havens, such as U.S. government securities. Better economic news derailed the fixed-income rally in the fall, but an aggressively accommodative monetary policy from the Federal Reserve Board (the “Fed”) prevented yields from rising appreciably over the remainder of the reporting period. In the midst of this turmoil affecting longer-term securities, money market instruments remained stable and anchored near zero percent, as the Fed continued to maintain its target for short-term interest rates at historically low levels.

Our economic forecast calls for near-trend growth over the remainder of 2012, and we expect the United States to continue to post better economic data than most of the rest of the developed world. An aggressively accommodative monetary policy, pent-up demand in several industry groups and gradual improvement in housing prices appear likely to balance risks stemming from the ongoing European debt crisis and volatile energy prices. As always, we encourage you to talk with your financial adviser about how these developments may affect your investments.

Thank you for your continued confidence and support.

Jonathan R. Baum
Chairman and Chief Executive Officer
The Dreyfus Corporation
May 15, 2012

DISCUSSION OF FUND PERFORMANCE

For the period of May 1, 2011, through April 30, 2012, as provided by James O’Connor, Portfolio Manager

Dear Shareholder:

This annual report for CitizensSelect Prime Money Market Fund covers the 12-month period ended April 30, 2012. During the reporting period, the fund’s Class A shares produced a yield of 0.02%, Class B shares produced a yield of 0.00%, Class C shares produced a yield of 0.00% and Class D shares produced a yield of 0.00%. Taking into account the effects of compounding, the fund’s Class A, Class B, Class C and Class D shares produced effective yields of 0.02%, 0.00%, 0.00% and 0.00%, respectively.1,2

Yields of money market instruments hovered near historically low levels throughout the reporting period as short-term interest rates remained unchanged despite signs of a stronger U.S. economy.

Better Economic Conditions Cheered Investors

The reporting period began in the midst of heightened volatility in most financial markets stemming from several adverse macroeconomic devel-opments.Worries at the time included an ongoing sovereign debt crisis in Greece that threatened other members of the European Union and a contentious debate in the United States about government spending and borrowing. Investors also reacted negatively to a disappointing annualized U.S. GDP growth rate of only 1.3% for the second quarter of 2011.

The political debate intensified over the summer of 2011 in advance of Congress raising the national debt ceiling. Despite passage of a bill to do so in early August, bond rating agency Standard & Poor’s downgraded its credit rating on long-term U.S. debt securities, a move unprecedented in U.S. history. However, its rating on short-term government debt, including securities purchased by many money market funds, was left unchanged.

The Fund	3

DISCUSSION OF FUND PERFORMANCE (continued)

New economic data in September proved encouraging as the unemployment rate moderated to 9.0%, existing-home sales moved higher and U.S. households reduced their debt-service burdens. These developments enabled U.S. GDP to grow at an annualized 1.8% rate during the third quarter.

Market sentiment improved dramatically in October when the U.S. economy demonstrated resilience and European officials proposed credible measures to address the region’s debt crisis.The U.S. industrial and manufacturing sectors continued to improve, and housing starts surged to their highest level in nearly 18 months, sparking strong rebounds among investments that had been punished during the earlier downturn.

November brought more positive news, most notably a steep decline in the unemployment rate from 9.0% to 8.6%. In December, the unemployment rate inched lower to 8.5%, retailers reported a relatively strong holiday season and consumer confidence rose to an eight-month high. The U.S. economy grew at a respectable 3.0% annualized rate during the fourth quarter of 2011.

The upward trend in economic data persisted in January 2012. Most notably, the unemployment rate fell to 8.3% amid a net gain of 243,000 jobs. Even the long-depressed housing market showed signs of life, as existing home sales posted a 5% gain. In February, new reports suggested that the U.S. economy continued to gain traction, with the private sector adding another 233,000 jobs and the unemployment rate holding steady. What’s more, retail and food service sales climbed 1.1% in February, according to the U.S. Department of Commerce, which many saw as a promising sign for a domestic economy fueled mainly by consumers.

The recovery appeared to continue in March. Despite a decrease to 120,000 new jobs created during the month, the unemployment rate inched lower to 8.2%, its lowest reading in more than three years.The manufacturing and service sectors expanded for the 32nd and 27th consecutive months, respectively. However, gasoline prices surged higher during March, contributing to a modest decline in consumer confidence.

The expansion of the U.S. economy appeared to moderate in April amid mixed data. Only 130,000 jobs were added to the labor force during the month, but the unemployment rate dipped slightly to 8.1%. Manufacturing activity continued to increase, while the service sector posted relatively sluggish growth. It later was estimated that U.S. GDP growth slowed to a 2.2% annualized rate over the first quarter of 2011, due primarily to significant cuts in government spending.

Rates Likely to Stay Low

As has been the case for the past several years, yields of money market instruments remained near zero percent throughout the reporting period. In addition, yield differences along the market’s maturity spectrum remained relatively narrow, so it made little sense to incur the additional risks that longer-dated securities typically entail. Therefore, we continued to maintain the fund’s weighted average maturity in a range that was roughly in line with industry averages.

Despite recently encouraging signs of economic improvement, the Federal Reserve Board has repeatedly reiterated its intention to keep short-term interest rates near historical lows at least through late 2014. Consequently, we intend to maintain the fund’s focus on quality and liquidity.

May 15, 2012

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency.Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Short-term corporate, asset-backed securities holdings and municipal securities holdings (as applicable), while rated in the highest rating category by one or more NRSROs (or unrated, if deemed of comparable quality by Dreyfus), involve credit and liquidity risks and risk of principal loss.

1	Effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results.Yields fluctuate.
2	Yields provided reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an undertaking in effect that may be extended, terminated or modified at any time.
Had these expenses not been absorbed, the fund’s yields would have been lower, and in some cases,
7-day yields during the reporting period would have been negative absent the expense absorption.

The Fund	5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in CitizensSelect Prime Money Market Fund from November 1, 2011 to April 30, 2012. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended April 30, 2012

	Class A	Class B	Class C	Class D
Expenses paid per $1,000†	$.70	$.70	$.75	$.70
Ending value (after expenses)	$1,000.10	$1,000.00	$1,000.00	$1,000.00

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended April 30, 2012

	Class A	Class B	Class C	Class D
Expenses paid per $1,000†	$.70	$.70	$.75	$.70
Ending value (after expenses)	$1,024.17	$1,024.17	$1,024.12	$1,024.17

† Expenses are equal to the fund’s annualized expense ratio of .14% for Class A, .14% for Class B, .15% for Class
C and .14% for Class D, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS
April 30, 2012

	Principal
Negotiable Bank Certificates of Deposit—18.0%	Amount ($)		Value ($)
Bank of Tokyo-Mitsubishi Ltd. (Yankee)
0.37%, 6/19/12	5,000,000		5,000,000
Credit Suisse New York (Yankee)
0.30%, 7/11/12	5,000,000		5,000,000
Deutsche Bank AG (Yankee)
0.22%, 5/2/12	8,000,000		8,000,000
Norinchukin Bank (Yankee)
0.45%, 6/15/12	5,000,000		5,000,000
Rabobank Nederland (Yankee)
0.33%, 6/1/12	5,000,000		5,000,086
Skandinaviska Enskilda Banken (Yankee)
0.47%, 7/26/12	8,000,000	[a]	8,000,000
Sumitomo Mitsui Banking Corporation (Yankee)
0.50%, 10/18/12	5,000,000	[a]	5,000,000
Total Negotiable Bank Certificates of Deposit
(cost $41,000,086)			41,000,086

Commercial Paper—17.5%
Barclays U.S. Funding
0.28%, 7/6/12	5,000,000		4,997,433
Commonwealth Bank of Australia
0.19%, 7/13/12	5,000,000	[a]	4,998,124
HSBC USA Inc.
0.26%, 5/29/12	10,000,000		9,997,978
Sumitomo Mitsui Banking Corporation
0.36%, 7/13/12	5,000,000	[a]	4,996,350
Svenska Handelsbanken Inc.
0.39%, 10/1/12	5,000,000	[a]	4,991,713
Toyota Motor Credit Corp.
0.39%, 10/19/12	5,000,000		4,990,738
Westpac Securities NZ Ltd.
0.40%, 10/1/12	5,000,000	[a]	4,991,500
Total Commercial Paper
(cost $39,963,836)			39,963,836

The Fund	7

STATEMENT OF INVESTMENTS (continued)

	Principal
Asset-Backed Commercial Paper—8.8%	Amount ($)		Value ($)
Atlantis One Funding Corp.
0.26%, 7/20/12	5,000,000	[a]	4,997,111
Cancara Asset Securitization
0.27%, 5/8/12	5,000,000	[a]	4,999,737
CRC Funding
0.37%, 5/10/12	5,000,000	[a]	4,999,537
Metlife Short Term Funding LLC
0.22%, 8/21/12	5,000,000	[a]	4,996,578
Total Asset-Backed Commercial Paper
(cost $19,992,963)			19,992,963

Time Deposits—14.0%
Bank of America N.A. (Grand Cayman)
0.01%, 5/1/12	12,000,000		12,000,000
DnB Bank (Grand Cayman)
0.15%, 5/1/12	10,000,000		10,000,000
Swedbank (Grand Cayman)
0.16%, 5/1/12	10,000,000		10,000,000
Total Time Deposits
(cost $32,000,000)			32,000,000

U.S. Treasury Bills—10.9%
0.14%, 10/11/12
(cost $24,984,719)	25,000,000		24,984,719

Repurchase Agreements—30.7%
HSBC USA Inc.
0.17%, dated 4/30/12, due 5/1/12 in the
amount of $30,000,142 (fully collateralized by
$29,085,000 U.S. Treasury Notes, 1.88%,
due 8/31/17, value $30,604,633)	30,000,000		30,000,000

	Principal
Repurchase Agreements (continued)	Amount ($)	Value ($)
RBC Capital Markets
0.285%, dated 4/30/12, due 5/1/12 in the
amount of $10,000,079 (fully collateralized by
$18,285,133 Corporate Bonds, 1.06%,
due 5/25/34, value $10,300,000)	10,000,000	10,000,000
UBS Securities LLC
0.18%, dated 4/30/12, due 5/1/12 in the
amount of $30,000,150 (fully collateralized by
$30,523,700 U.S. Treasury Notes, 0.88%,
due 4/30/17, value $30,600,009)	30,000,000	30,000,000
Total Repurchase Agreements
(cost $70,000,000)		70,000,000

Total Investments (cost $227,941,604)	99.9%	227,941,604

Cash and Receivables (Net)	.1%	160,996

Net Assets	100.0%	228,102,600

a Securities exempt from registration under Rule 144A of the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.At April 30, 2012, these securities amounted to $52,970,650 or 23.2% of net assets.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Banking	47.3	Asset-Backed/Banking	2.2
Repurchase Agreements	30.7	Asset-Backed/Insurance	2.2
U.S. Government	10.9	Finance	2.2
Asset-Backed/Multi-Seller Programs	4.4		99.9

† Based on net assets.
See notes to financial statements.

The Fund	9

STATEMENT OF ASSETS AND LIABILITIES
April 30, 2012

			Cost	Value
Assets ($):
Investments in securities—See Statement of Investments
(including Repurchase Agreements of
$70,000,000)—Note 1(b)			227,941,604	227,941,604
Cash				178,983
Interest receivable				12,291
Due from The Dreyfus Corporation and affiliates—Note 2(d)				23,488
				228,156,366
Liabilities ($):
Due to Citizens—Note 2(d)				53,766
Net Assets ($)				228,102,600
Composition of Net Assets ($):
Paid-in capital				228,102,585
Accumulated net realized gain (loss) on investments				15
Net Assets ($)				228,102,600

Net Asset Value Per Share
	Class A	Class B	Class C	Class D
Net Assets ($)	63,516,277	93,037,588	42,085,193	29,463,542
Shares Outstanding	63,516,424	93,037,576	42,085,212	29,463,373
Net Asset Value Per Share ($)	1.00	1.00	1.00	1.00

See notes to financial statements.

STATEMENT OF OPERATIONS
Year Ended April 30, 2012

Investment Income ($):
Interest Income	398,985
Expenses:
Management fee—Note 2(a)	257,147
Administrative services fees—Note 2(c)	428,891
Distribution fees—Note 2(b)	270,094
Omnibus account service fees—Note 2(d)	257,147
Trustees’ fees—Note 2(a,e)	27,328
Legal fees—Note 2(a)	15,505
Total Expenses	1,256,112
Less—reduction in expenses due to undertaking—Note 2(a)	(826,782)
Less—Trustees’ fees reimbursed by the Manager—Note 2(a,e)	(27,328)
Less—Legal fees reimbursed by the Manager—Note 2(a)	(15,505)
Net Expenses	386,497
Investment Income—Net	12,488
Net Realized Gain (Loss) on Investments—Note 1(b) ($)	6,175
Net Increase in Net Assets Resulting from Operations	18,663

See notes to financial statements.

The Fund	11

STATEMENT OF CHANGES IN NET ASSETS

		Year Ended April 30,
	2012	2011
Operations ($):
Investment income—net	12,488	137,969
Net realized gain (loss) on investments	6,175	5,239
Net Increase (Decrease) in Net Assets
Resulting from Operations	18,663	143,208
Dividends to Shareholders from ($):
Investment income—net:
Class A Shares	(16,121)	(137,853)
Class B Shares	(4,757)	(59)
Class C Shares	(1,676)	(19)
Class D Shares	(1,333)	(38)
Total Dividends	(23,887)	(137,969)
Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold:
Class A Shares	557,223,011	819,279,170
Class B Shares	1,025,595,494	1,064,158,097
Class C Shares	67,775,450	130,191,762
Class D Shares	51,639,692	122,196,168
Dividends reinvested:
Class A Shares	7,658	47,624
Class B Shares	734	11
Class C Shares	538	10
Class D Shares	1,333	38
Cost of shares redeemed:
Class A Shares	(651,019,793)	(879,523,144)
Class B Shares	(1,045,550,218)	(1,150,974,382)
Class C Shares	(77,377,707)	(133,346,642)
Class D Shares	(64,579,540)	(181,001,597)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	(136,283,348)	(208,972,885)
Total Increase (Decrease) in Net Assets	(136,288,572)	(208,967,646)
Net Assets ($):
Beginning of Period	364,391,172	573,358,818
End of Period	228,102,600	364,391,172

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

		Year Ended April 30,
Class A Shares	2012	2011	2010	2009	2008
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.000[a]	.001	.002	.018	.046
Distributions:
Dividends from investment income—net	(.000)[a]	(.001)	(.002)	(.018)	(.046)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.02	.10	.15	1.83	4.71
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.21	.20	.23	.22	.20
Ratio of net expenses
to average net assets	.15	.20	.23	.22	.20
Ratio of net investment income
to average net assets	.01	.09	.16	2.00	4.47
Net Assets, end of period ($ x 1,000)	63,516	157,307	217,502	335,538	680,940

a Amount represents less than $.001 per share.
See notes to financial statements.

The Fund	13

FINANCIAL HIGHLIGHTS (continued)

		Year Ended April 30,
Class B Shares	2012	2011	2010	2009	2008
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.000[a]	.000[a]	.000[a]	.016	.044
Distributions:
Dividends from investment income—net	(.000)[a]	(.000)[a]	(.000)[a]	(.016)	(.044)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.01	.00[b]	.03	1.58	4.45
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.46	.45	.48	.48	.45
Ratio of net expenses
to average net assets	.15	.30	.36	.48	.45
Ratio of net investment income
to average net assets	.00[b]	.00[b]	.04	1.57	4.37
Net Assets, end of period ($ x 1,000)	93,038	112,993	199,808	397,701	389,731

a	Amount represents less than $.001 per share.
b	Amount represents less than .01%.

See notes to financial statements.

		Year Ended April 30,
Class C Shares	2012	2011	2010	2009	2008
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.000[a]	.000[a]	.000[a]	.013	.041
Distributions:
Dividends from investment income—net	(.000)[a]	(.000)[a]	(.000)[a]	(.013)	(.041)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.01	.00[b]	.00[b]	1.32	4.19
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.71	.70	.73	.73	.70
Ratio of net expenses
to average net assets	.16	.30	.38	.73	.70
Ratio of net investment income
to average net assets	.00[b]	.00[b]	.00[b]	1.29	4.11
Net Assets, end of period ($ x 1,000)	42,085	51,688	54,842	76,786	76,235

a	Amount represents less than $.001 per share.
b	Amount represents less than .01%.

See notes to financial statements.

The Fund	15

FINANCIAL HIGHLIGHTS (continued)

		Year Ended April 30,
Class D Shares	2012	2011	2010	2009	2008
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.000[a]	.000[a]	.000[a]	.010	.037
Distributions:
Dividends from investment income—net	(.000)[a]	(.000)[a]	(.000)[a]	(.010)	(.037)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.01	.00[b]	.00[b]	.97	3.78
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.11	1.10	1.13	1.13	1.10
Ratio of net expenses
to average net assets	.16	.30	.38	1.08	1.10
Ratio of net investment income
to average net assets	.00[b]	.00[b]	.00[b]	1.01	3.51
Net Assets, end of period ($ x 1,000)	29,464	42,403	101,207	103,652	151,111

a	Amount represents less than $.001 per share.
b	Amount represents less than .01%.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

CitizensSelect Prime Money Market Fund (the “fund”) is a separate, diversified series of CitizensSelect Funds (the “Company”). The Company is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified open-end management investment company currently offering two series, including the fund.The fund’s investment objective seeks to provide investors with as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.The Company has entered into an Administrative Service Plan and Omnibus Account Services Agreement with Citizens Financial Group, Inc. (“Citizens”).

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold without a sales charge. Shares of the fund may not be purchased directly by individuals, although Citizens may purchase fund shares for accounts maintained by individuals.The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class B, Class C and Class D. Class C and Class D shares are subject to a Distribution Plan adopted pursuant to Rule 12b-1 under the Act. Class B, Class C and Class D shares are subject to an Administrative Services Plan, and each share class is subject to an omnibus account services fee.The fund is sold exclusively to affiliates of Citizens and certain other institutions, acting for themselves, or in a fiduciary, advisory, agency, brokerage, custodial or similar capacity. Other differences between the classes include the services offered to and the expenses borne by each class, and certain voting rights. Income, expenses (other than expenses attributable to a specific

The Fund	17

NOTES TO FINANCIAL STATEMENTS (continued)

class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so.There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications.The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Trustees to represent the fair value of the fund’s investments.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of April 30, 2012 in valuing the fund’s investments:

Short-Term
Valuation Inputs	Investments ($)†
Level 1—Unadjusted Quoted Prices	—
Level 2—Other Significant Observable Inputs	227,941,604
Level 3—Significant Unobservable Inputs	—
Total	227,941,604

†	See Statement of Investments for additional detailed categorizations.

The Fund	19

NOTES TO FINANCIAL STATEMENTS (continued)

In May 2011, FASB issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common FairValue Measurement and Disclosure Requirements in GAAP and International Financial Reporting Standards (“IFRS”)” (“ASU 2011-04”). ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements.The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU 2011-04 and its impact on the financial statements.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Cost of investments represents amortized cost.

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Manager, subject to the seller’s agreement to repurchase and the fund’s agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends from investment income-net on each business day. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended April 30, 2012, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the four-year period ended April 30, 2012 remains subject to examination by the Internal Revenue Service and state taxing authorities.

At April 30, 2012, the components of accumulated earnings on a tax basis were substantially the same as for financial reporting purposes.

The tax character of distributions paid to shareholders during the fiscal periods ended April 30, 2012 and April 30, 2011 were all ordinary income.

The Fund	21

NOTES TO FINANCIAL STATEMENTS (continued)

During the period ended April 30, 2012, as a result of permanent book to tax differences, primarily due to dividend reclassification, the fund increased accumulated undistributed investment income-net by $11,399 and decreased accumulated net realized gain (loss) on investments by the same amount. Net assets and net asset value per share were not affected by this reclassification.

At April 30, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 2—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .10% of the value of the fund’s average daily net assets and is payable monthly.The Manager has agreed to pay all of the fund’s expenses except the management fee, interest, taxes, brokerage fees, Rule 12b-1 distribution plan fees, administrative services plan fees, omnibus account services plan fees, trustees fees, fees and expenses of independent counsel of the fund and extraordinary expenses. In addition, the Manager has agreed to reduce its management fee in an amount equal to the Trustees fees and expenses of independent counsel of the fund.

The Manager has undertaken to waive receipt of the management fee and/or reimburse operating expenses in order to facilitate a daily yield at or above a certain level which may change from time to time.This undertaking is voluntary and not contractual, and may be terminated at any time.The reduction in expenses, pursuant to the undertaking, amounted to $44,417 for Class A, $324,913 for Class B, $199,899 for Class C and $257,553 for Class D shares during the period ended April 30, 2012.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class C and Class D shares pay the Distributor for distributing, advertising and marketing their shares at an annual rate of

.25% of the value of the average daily net assets of Class C shares and .65% of the value of the average daily net assets of Class D shares.The Distributor may pay all or a part of the fees paid pursuant to the Plan to Citizens or other approved institutions that have purchased Class C or Class D shares for the benefit of others.The fees payable under each Plan are payable without regard to actual expenses incurred. During the period ended April 30, 2012, Class C and Class D shares were charged $92,133 and $177,961, respectively, pursuant to the Plan.

(c) Under the Administrative Services Plan, Class B, Class C and Class D shares pay Citizens at an annual rate of .25% of the value of their average daily net assets for the provision of certain services.The services provided may include personal services relating to shareholder accounts, such as providing reports and other fund communications to shareholders, withholding taxes, disbursing dividends and capital gain distributions, and providing statements for such distributions, administering proxies and such related services as the fund may reasonably request. During the period ended April 30, 2012, Class B, Class C and Class D shares were charged $268,311, $92,133 and $68,447, respectively, pursuant to the Administrative Services Plan.

(d) Under the Omnibus Account Services Agreement, the fund pays Citizens at an annual rate of .10% of the value of the average daily net assets for the provision of certain services. The services may include aggregating and processing purchase and redemption requests, transmitting funds for the purchase of shares to the fund, transmitting redemption proceeds to redeeming beneficial owners of the shares, maintaining records of fund shares transactions, preparing shareholder statements and such other related services as the fund may reasonably request. During the period ended April 30, 2012, Class A, Class B, Class C and Class D shares were charged $85,719, $107,260, $36,847 and $27,321, respectively, pursuant to the Omnibus Account Services Agreement.

The Fund	23

NOTES TO FINANCIAL STATEMENTS (continued)

The components of “Due from The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $19,994 and Rule 12b-1 distribution plan fees $23,792, which are offset against an expense reimbursement currently in effect in the amount of $67,274.

The components of “Due to Citizens” in the Statement of Assets and Liabilities consist of: administrative services plan fees $33,772 and omnibus account services plan fees $19,994.

(e) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Shareholders and Board of Trustees CitizensSelect Prime Money Market Fund

We have audited the accompanying statement of assets and liabilities, including the statement of investments, of CitizensSelect Prime Money Market Fund (one of the series comprising CitizensSelect Funds) as of April 30, 2012, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the five years in the period then ended.These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2012 by correspondence with the custodian and others.We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of CitizensSelect Prime Money Market Fund at April 30, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

New York, New York
June 28, 2012

The Fund	25

IMPORTANT TAX INFORMATION (Unaudited)

For federal tax purposes the fund hereby reports 94.43% of ordinary income dividends paid during the fiscal year ended April 30, 2012 as qualifying “interest related dividends.”

BOARD MEMBERS INFORMATION (Unaudited)

Joseph S. DiMartino (68)
Chairman of the Board (2002)
Principal Occupation During Past 5Years:
• Corporate Director and Trustee
Other Public Company Board Memberships During Past 5Years:
• CBIZ (formerly, Century Business Services, Inc.), a provider of outsourcing functions for small and medium size companies, Director (1997-present)
• Sunair Services Corporation, a provider of certain outdoor-related services to homes and businesses, Director (2005-2009)
• The Newark Group, a provider of a national market of paper recovery facilities, paperboard mills and paperboard converting plants, Director (2000-2010)
No. of Portfolios for which Board Member Serves: 157
———————
Clifford L. Alexander, Jr. (78)
Board Member (2002)
Principal Occupation During Past 5Years:
• President of Alexander & Associates, Inc., a management consulting firm ( January 1981-present)
No. of Portfolios for which Board Member Serves: 42
———————
Whitney I. Gerard (77)
Board Member (2008)
Principal Occupation During Past 5Years:
• Partner of Chadbourne & Parke LLP
No. of Portfolios for which Board Member Serves: 23
———————

Once elected all Board Members serve for an indefinite term, but achieve Emeritus status upon reaching age 80.The address of the Board Members and Officers is in c/o The Dreyfus Corporation, 200 Park Avenue, NewYork, NewYork 10166.Additional information about the Board Members is available in the fund’s Statement of Additional Information which can be obtained from Dreyfus free of charge by calling this toll free number: 1-800-DREYFUS.

Lucy Wilson Benson, Emeritus Board Member

The Fund	27

OFFICERS OF THE FUND (Unaudited)

BRADLEY J. SKAPYAK, President since January 2010.

Chief Operating Officer and a director of the Manager since June 2009. From April 2003 to June 2009, Mr. Skapyak was the head of the Investment Accounting and Support Department of the Manager. He is an officer of 72 investment companies (comprised of 156 portfolios) managed by the Manager. He is 53 years old and has been an employee of the Manager since February 1988.

CHARLES CARDONA, Executive Vice President since November 2001.

Vice Chair and a Director of the Manager, Executive Vice President of the Distributor, President of Dreyfus Institutional Services Division, and an officer of 12 other investment companies (comprised of 19 portfolios) managed by the Manager. He is 56 years old and has been an employee of the Manager since February 1981.

JANETTE E. FARRAGHER, Vice President and Secretary since December 2011.

Assistant General Counsel of BNY Mellon, and an officer of 73 investment companies (comprised of 183 portfolios) managed by the Manager. She is 49 years old and has been an employee of the Manager since February 1984.

KIESHA ASTWOOD, Vice President and Assistant Secretary since January 2010.

Counsel of BNY Mellon, and an officer of 73 investment companies (comprised of 183 portfolios) managed by the Manager. She is 39 years old and has been an employee of the Manager since July 1995.

JAMES BITETTO, Vice President and Assistant Secretary since August 2005.

Senior Counsel of BNY Mellon and Secretary of the Manager, and an officer of 73 investment companies (comprised of 183 portfolios) managed by the Manager. He is 45 years old and has been an employee of the Manager since December 1996.

JONI LACKS CHARATAN, Vice President and Assistant Secretary since August 2005.

Senior Counsel of BNY Mellon, and an officer of 73 investment companies (comprised of 183 portfolios) managed by the Manager. She is 56 years old and has been an employee of the Manager since October 1988.

JOSEPH M. CHIOFFI, Vice President and Assistant Secretary since August 2005.

Senior Counsel of BNY Mellon, and an officer of 73 investment companies (comprised of 183 portfolios) managed by the Manager. He is 50 years old and has been an employee of the Manager since June 2000.

KATHLEEN DENICHOLAS, Vice President and Assistant Secretary since January 2010.

Managing Counsel of BNY Mellon, and an officer of 73 investment companies (comprised of 183 portfolios) managed by the Manager. She is 37 years old and has been an employee of the Manager since February 2001.

JOHN B. HAMMALIAN, Vice President and Assistant Secretary since August 2005.

Senior Managing Counsel of BNY Mellon, and an officer of 73 investment companies (comprised of 183 portfolios) managed by the Manager. He is 48 years old and has been an employee of the Manager since February 1991.

M. CRISTINA MEISER, Vice President and Assistant Secretary since January 2010.

Senior Counsel of BNY Mellon, and an officer of 73 investment companies (comprised of 183 portfolios) managed by the Manager. She is 42 years old and has been an employee of the Manager since August 2001.

ROBERT R. MULLERY, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon, and an officer of 73 investment companies (comprised of 183 portfolios) managed by the Manager. He is 60 years old and has been an employee of the Manager since May 1986.

JEFF PRUSNOFSKY, Vice President and Assistant Secretary since August 2005.

Senior Managing Counsel of BNY Mellon, and an officer of 73 investment companies (comprised of 183 portfolios) managed by the Manager. He is 46 years old and has been an employee of the Manager since October 1990.

JAMES WINDELS, Treasurer since November 2001.

Director – Mutual Fund Accounting of the Manager, and an officer of 73 investment companies (comprised of 183 portfolios) managed by the Manager. He is 53 years old and has been an employee of the Manager since April 1985.

RICHARD CASSARO, Assistant Treasurer since January 2008.

Senior Accounting Manager – Money Market and Municipal Bond Funds of the Manager, and an officer of 73 investment companies (comprised of 183 portfolios) managed by the Manager. He is 53 years old and has been an employee of the Manager since September 1982.

GAVIN C. REILLY, Assistant Treasurer since December 2005.

Tax Manager of the Investment Accounting and Support Department of the Manager, and an officer of 73 investment companies (comprised of 183 portfolios) managed by the Manager. He is 43 years old and has been an employee of the Manager since April 1991.

ROBERT S. ROBOL, Assistant Treasurer since August 2003.

Senior Accounting Manager – Fixed Income Funds of the Manager, and an officer of 73 investment companies (comprised of 183 portfolios) managed by the Manager. He is 48 years old and has been an employee of the Manager since October 1988.

ROBERT SALVIOLO, Assistant Treasurer since July 2007.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 73 investment companies (comprised of 183 portfolios) managed by the Manager. He is 45 years old and has been an employee of the Manager since June 1989.

ROBERT SVAGNA, Assistant Treasurer since August 2005.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 73 investment companies (comprised of 183 portfolios) managed by the Manager. He is 45 years old and has been an employee of the Manager since November 1990.

JOSEPH W. CONNOLLY, Chief Compliance Officer since October 2004.

Chief Compliance Officer of the Manager and The Dreyfus Family of Funds (73 investment companies, comprised of 183 portfolios). From November 2001 through March 2004, Mr. Connolly was first Vice-President, Mutual Fund Servicing for Mellon Global Securities Services. In that capacity, Mr. Connolly was responsible for managing Mellon’s Custody, Fund Accounting and Fund Administration services to third-party mutual fund clients. He is 54 years old and has served in various capacities with the Manager since 1980, including manager of the firm’s Fund Accounting Department from 1997 through October 2001.

MATTHEW D. CONNOLLY, Anti-Money Laundering Compliance Officer since April 2012.

Anti-Money Laundering Compliance Officer of the Distributor. From March 2010 to September 2011, Global Head, KYC Reviews and Director, UBS Investment Bank; until March 2010,AML Compliance Officer and Senior Vice President, Citi Global Wealth Management. He is an officer of 69 investment companies (comprised of 179 portfolios) managed by the Manager. He is 39 years old and has been an employee of the Distributor since October 2011.

The Fund	29

The fund will disclose daily, on www.dreyfus.com, the fund’s complete schedule of holdings as of the end of the previous business day. The schedule of holdings will remain on the website until the fund files its Form N-Q or Form N-CSR for the period that includes the date of the posted holdings.

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarter of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information regarding how the fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 is available on the SEC’s website at http://www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

CitizensSelect Funds

CITIZENSSELECT TREASURY
MONEY MARKET FUND

ANNUAL REPORT April 30, 2012

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the Chairman and CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
8	Statement of Assets and Liabilities
9	Statement of Operations
10	Statement of Changes in Net Assets
11	Financial Highlights
15	Notes to Financial Statements
22	Report of Independent Registered Public Accounting Firm
23	Important Tax Information
24	Board Members Information
25	Officers of the Fund
FOR MORE INFORMATION
Back Cover

CitizensSelect
Treasury Money Market Fund

The Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

We are pleased to present this annual report for CitizensSelect Treasury Money Market, covering the 12-month period from May 1, 2011, through April 30, 2012. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

U.S. financial markets encountered heightened volatility during the second half of 2011, particularly when investors fled riskier assets due to macroeconomic concerns ranging from an unprecedented downgrade of long-term U.S. debt securities to the resurgence of the sovereign debt crisis in Europe.These developments triggered a rally among traditional safe havens, such as U.S. government securities. Better economic news derailed the fixed-income rally in the fall, but an aggressively accommodative monetary policy from the Federal Reserve Board (the “Fed”) prevented yields from rising appreciably over the remainder of the reporting period. In the midst of this turmoil affecting longer-term securities, money market instruments remained stable and anchored near zero percent, as the Fed continued to maintain its target for short-term interest rates at historically low levels.

Our economic forecast calls for near-trend growth over the remainder of 2012, and we expect the United States to continue to post better economic data than most of the rest of the developed world. An aggressively accommodative monetary policy, pent-up demand in several industry groups and gradual improvement in housing prices appear likely to balance risks stemming from the ongoing European debt crisis and volatile energy prices. As always, we encourage you to talk with your financial adviser about how these developments may affect your investments.

Thank you for your continued confidence and support.

Jonathan R. Baum
Chairman and Chief Executive Officer
The Dreyfus Corporation
May 15, 2012

2

DISCUSSION OF FUND PERFORMANCE

For the period of May 1, 2011, through April 30, 2012, as provided by James O’Connor, Portfolio Manager

Dear Shareholder:

This annual report for CitizensSelect Treasury Money Market Fund covers the 12-month period ended April 30, 2012. During the reporting period, the fund’s Class A shares produced a yield of 0.00%, Class B shares produced a yield of 0.00%, Class C shares produced a yield of 0.00% and Class D shares produced a yield of 0.00%. Taking into account the effects of compounding, the fund’s Class A, Class B, Class C and Class D shares produced effective yields of 0.00%, 0.00%, 0.00% and 0.00%, respectively.1,2

Yields of U.S. Treasury bills hovered near historically low levels throughout the reporting period as short-term interest rates remained unchanged despite signs of a stronger U.S. economy.

Better Economic Conditions Cheered Investors

The reporting period began in the midst of heightened volatility in most financial markets stemming from several adverse macroeconomic devel-opments.Worries at the time included an ongoing sovereign debt crisis in Greece that threatened other members of the European Union and a contentious debate in the United States about government spending and borrowing. Investors also reacted negatively to a disappointing annualized U.S. GDP growth rate of only 1.3% for the second quarter of 2011.

The political debate intensified over the summer of 2011 in advance of Congress raising the national debt ceiling. Despite passage of a bill to do so in early August, bond rating agency Standard & Poor’s downgraded its credit rating on long-term U.S. debt securities, a move unprecedented in U.S. history. However, its rating on short-term government debt, including securities purchased by many money market funds, was left unchanged.

The Fund	3

DISCUSSION OF FUND PERFORMANCE (continued)

New economic data in September proved encouraging as the unemployment rate moderated to 9.0%, existing-home sales moved higher and U.S. households reduced their debt-service burdens. These developments enabled U.S. GDP to grow at an annualized 1.8% rate during the third quarter.

Market sentiment improved dramatically in October when the U.S. economy demonstrated resilience and European officials proposed credible measures to address the region’s debt crisis.The U.S. industrial and manufacturing sectors continued to improve, and housing starts surged to their highest level in nearly 18 months, sparking strong rebounds among investments that had been punished during the earlier downturn.

November brought more positive news, most notably a steep decline in the unemployment rate from 9.0% to 8.6%. In December, the unemployment rate inched lower to 8.5%, retailers reported a relatively strong holiday season and consumer confidence rose to an eight-month high. The U.S. economy grew at a respectable 3.0% annualized rate during the fourth quarter of 2011.

The upward trend in economic data persisted in January 2012. Most notably, the unemployment rate fell to 8.3% amid a net gain of 243,000 jobs. Even the long-depressed housing market showed signs of life, as existing home sales posted a 5% gain. In February, new reports suggested that the U.S. economy continued to gain traction, with the private sector adding another 233,000 jobs and the unemployment rate holding steady. What’s more, retail and food service sales climbed 1.1% in February, according to the U.S. Department of Commerce, which many saw as a promising sign for a domestic economy fueled mainly by consumers.

The recovery appeared to continue in March. Despite a decrease to 120,000 new jobs created during the month, the unemployment rate inched lower to 8.2%, its lowest reading in more than three years.The manufacturing and service sectors expanded for the 32nd and 27th consecutive months, respectively. However, gasoline prices surged higher during March, contributing to a modest decline in consumer confidence.

4

The expansion of the U.S. economy appeared to moderate in April amid mixed data. Only 130,000 jobs were added to the labor force during the month, but the unemployment rate dipped slightly to 8.1%. Manufacturing activity continued to increase, while the service sector posted relatively sluggish growth. It later was estimated that U.S. GDP growth slowed to a 2.2% annualized rate over the first quarter of 2011, due primarily to significant cuts in government spending.

Rates Likely to Stay Low

As has been the case for the past several years, yields of U.S.Treasury bills remained near zero percent throughout the reporting period. In addition, yield differences along the market’s maturity spectrum remained relatively narrow, so it made little sense to incur the additional risks that longer-dated securities typically entail. Therefore, we continued to maintain the fund’s weighted average maturity in a range that was roughly in line with industry averages.

Despite recently encouraging signs of economic improvement, the Federal Reserve Board has repeatedly reiterated its intention to keep short-term interest rates near historical lows at least through late 2014. Consequently, we intend to maintain the fund’s focus on liquidity.

May 15, 2012

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency.Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Short-term corporate, asset-backed securities holdings and municipal securities holdings (as applicable), while rated in the highest rating category by one or more NRSROs (or unrated, if deemed of comparable quality by Dreyfus), involve credit and liquidity risks and risk of principal loss.

1	Effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results.Yields fluctuate.
2	Yields provided reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an undertaking in effect that may be extended, terminated or modified at any time.
Had these expenses not been absorbed, the fund’s yields would have been lower, and in some cases,
7-day yields during the reporting period would have been negative absent the expense absorption.

The Fund	5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in CitizensSelect Treasury Money Market Fund from November 1, 2011 to April 30, 2012. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended April 30, 2012

	Class A	Class B	Class C	Class D
Expenses paid per $1,000†	$.15	$.15	$.20	$.20
Ending value (after expenses)	$1,000.00	$1,000.00	$1,000.00	$1,000.00

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment assuming a hypothetical 5% annualized return for the six months ended April 30, 2012

	Class A	Class B	Class C	Class D
Expenses paid per $1,000†	$.15	$.15	$.20	$.20
Ending value (after expenses)	$1,024.71	$1,024.71	$1,024.66	$1,024.66

† Expenses are equal to the fund’s annualized expense ratio of .03% for Class A, .03% for Class B, .04% for
Class C and .04% for Class D, multiplied by the average account value over the period, multiplied by 182/366
(to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS
April 30, 2012

	Annualized
	Yield on
	Date of	Principal
U.S. Treasury Bills—82.1%	Purchase (%)	Amount ($)	Value ($)
5/3/12	0.05	12,000,000	11,999,963
5/10/12	0.05	39,000,000	38,999,549
5/17/12	0.06	12,000,000	11,999,695
5/24/12	0.06	24,000,000	23,999,093
5/31/12	0.10	38,000,000	37,996,725
6/7/12	0.07	108,000,000	107,992,194
6/21/12	0.06	11,000,000	10,999,143
6/28/12	0.07	57,000,000	56,994,031
7/5/12	0.06	3,000,000	2,999,675
7/12/12	0.06	27,000,000	26,997,030
7/26/12	0.09	60,000,000	59,987,578
Total U.S. Treasury Bills
(cost $390,964,676)			390,964,676

U.S. Treasury Notes—17.7%
5/31/12	0.09	35,000,000	35,133,435
7/2/12	0.10	12,000,000	12,010,383
7/16/12	0.08	37,000,000	37,108,079
Total U.S. Treasury Notes
(cost $84,251,897)			84,251,897
Total Investments (cost $475,216,573)		99.8%	475,216,573
Cash and Receivables (Net)		.2%	946,133
Net Assets		100.0%	476,162,706

Portfolio Summary (Unaudited)†
	Value (%)		Value (%)
U.S. Treasury Bills	82.1	U.S. Treasury Notes	17.7
			99.8

† Based on net assets.
See notes to financial statements.

The Fund	7

STATEMENT OF ASSETS AND LIABILITIES
April 30, 2012

			Cost	Value
Assets ($):
Investments in securities—See Statement of Investments			475,216,573	475,216,573
Cash				74,904
Interest receivable				883,150
Due from The Dreyfus Corporation and affiliates—Note 2(d)				67,790
				476,242,417
Liabilities ($):
Due to Citizens—Note 2(d)				79,711
Net Assets ($)				476,162,706
Composition of Net Assets ($):
Paid-in capital				476,163,712
Accumulated net realized gain (loss) on investments				(1,006)
Net Assets ($)				476,162,706

Net Asset Value Per Share
	Class A	Class B	Class C	Class D
Net Assets ($)	239,239,637	208,335,205	17,914,643	10,673,221
Shares Outstanding	239,240,295	208,335,677	17,914,487	10,673,253
Net Asset Value
Per Share ($)	1.00	1.00	1.00	1.00
See notes to financial statements.

8

STATEMENT OF OPERATIONS
Year Ended April 30, 2012

Investment Income ($):
Interest Income	190,203
Expenses:
Management fee—Note 2(a)	483,916
Omnibus account service fees—Note 2(d)	483,916
Administrative services fees—Note 2(c)	619,230
Distribution fees—Note 2(b)	65,892
Trustees’ fees—Note 2(a,e)	57,047
Legal fees—Note 2(a)	27,432
Total Expenses	1,737,433
Less—reduction in expenses due to undertaking—Note 2(a)	(1,462,913)
Less—Trustees’ fees reimbursed by the Manager—Note 2(a,e)	(57,047)
Less—Legal fees reimbursed by the Manager—Note 2(a)	(27,432)
Net Expenses	190,041
Investment Income—Net	162
Realized Gain (Loss) on Investments—Note 1 (b) ($)	(1,006)
Net (Decrease) in Net Assets Resulting from Operations	(844)

See notes to financial statements.

The Fund	9

STATEMENT OF CHANGES IN NET ASSETS

		Year Ended April 30,
	2012	2011
Operations ($):
Investment income—net	162	214
Net realized gain (loss) on investments	(1,006)	7,190
Net Increase (Decrease) in Net Assets
Resulting from Operations	(844)	7,404
Dividends to Shareholders from ($):
Investment income—net:
Class A Shares	(2,790)	(108)
Class B Shares	(3,264)	(88)
Class C Shares	(291)	(14)
Class D Shares	(24)	(4)
Total Dividends	(6,369)	(214)
Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold:
Class A Shares	644,521,182	622,329,532
Class B Shares	506,197,713	658,565,561
Class C Shares	87,660,553	231,640,355
Class D Shares	40,574,888	166,144,026
Dividends reinvested:
Class A Shares	331	6
Class B Shares	283	11
Class C Shares	28	1
Class D Shares	24	4
Cost of shares redeemed:
Class A Shares	(638,915,152)	(662,583,499)
Class B Shares	(529,039,809)	(609,529,686)
Class C Shares	(100,832,411)	(256,921,146)
Class D Shares	(31,949,726)	(170,686,744)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	(21,782,096)	(21,041,579)
Total Increase (Decrease) in Net Assets	(21,789,309)	(21,034,389)
Net Assets ($):
Beginning of Period	497,952,015	518,986,404
End of Period	476,162,706	497,952,015
See notes to financial statements.

10

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

			Year Ended April 30,
Class A Shares	2012	2011	2010	2009	2008
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.000[a]	.000[a]	.000[a]	.008	.036
Distributions:
Dividends from
investment income—net	(.000)[a]	(.000)[a]	(.000)[a]	(.008)	(.036)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.00[b]	.00[b]	.01	.77	3.69
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.22	.20	.20	.22	.20
Ratio of net expenses
to average net assets	.04	.14	.15	.22	.20
Ratio of net investment income
to average net assets	.00[b]	.00[b]	.01	.75	3.43
Net Assets, end of period
($ x 1,000)	239,240	233,640	273,891	538,420	1,149,555

a	Amount represents less than $.001 per share.
b	Amount represents less than .01%.

See notes to financial statements.

The Fund	11

FINANCIAL HIGHLIGHTS (continued)

		Year Ended April 30,
Class B Shares	2012	2011	2010	2009	2008
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.000[a]	.000[a]	.000[a]	.006	.034
Distributions:
Dividends from investment income—net	(.000)[a]	(.000)[a]	(.000)[a]	(.006)	(.034)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.00[b]	.00[b]	.00[b]	.58	3.43
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.47	.45	.45	.47	.45
Ratio of net expenses
to average net assets	.04	.14	.16	.40	.45
Ratio of net investment income
to average net assets	.00[b]	.00[b]	.00[b]	.54	3.54
Net Assets, end of period ($ x 1,000)	208,335	231,178	182,139	315,322	323,048

a	Amount represents less than $.001 per share.
b	Amount represents less than .01%.

See notes to financial statements.

12

		Year Ended April 30,
Class C Shares	2012	2011	2010	2009	2008
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.000[a]	.000[a]	.000[a]	.004	.031
Distributions:
Dividends from investment income—net	(.000)[a]	(.000)[a]	(.000)[a]	(.004)	(.031)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.00[b]	.00[b]	.00[b]	.42	3.17
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.72	.70	.70	.72	.70
Ratio of net expenses
to average net assets	.04	.14	.15	.54	.70
Ratio of net investment income
to average net assets	.00[b]	.00[b]	.00[b]	.38	2.79
Net Assets, end of period ($ x 1,000)	17,915	31,086	56,366	65,006	31,191

a	Amount represents less than $.001 per share.
b	Amount represents less than .01%.

See notes to financial statements.

The Fund	13

FINANCIAL HIGHLIGHTS (continued)

		Year Ended April 30,
Class D Shares	2012	2011	2010	2009	2008
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.000[a]	.000[a]	.000[a]	.002	.027
Distributions:
Dividends from investment income—net	(.000)[a]	(.000)[a]	(.000)[a]	(.002)	(.027)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.00[b]	.00[b]	.00[b]	.21	2.76
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.12	1.10	1.10	1.13	1.10
Ratio of net expenses
to average net assets	.05	.15	.12	.83	1.10
Ratio of net investment income
to average net assets	.00[b]	.00[b]	.00[b]	.16	2.76
Net Assets, end of period ($ x 1,000)	10,673	2,048	6,591	3,271	2,950

a	Amount represents less than $.001 per share.
b	Amount represents less than .01%.

See notes to financial statements.

14

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

CitizensSelectTreasury Money Market Fund (the “fund”) is a separate, diversified series of CitizensSelect Funds (the “Company”). The Company is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified open-end management investment company currently offering two series, including the fund.The fund’s investment objective seeks to provide investors with as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.The Company has entered into an Administrative Service Plan and Omnibus Account Services Agreement with Citizens Financial Group, Inc. (“Citizens”).

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold without a sales charge. Shares of the fund may not be purchased directly by individuals, although Citizens may purchase fund shares for accounts maintained by individuals.The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class B, Class C and Class D. Class C and Class D shares are subject to a Distribution Plan adopted pursuant to Rule 12b-1 under the Act. Class B, Class C and Class D shares are subject to an Administrative Services Plan, and each share class is subject to an omnibus account services fee.The fund is sold exclusively to affiliates of Citizens and certain other institutions, acting for themselves, or in a fiduciary, advisory, agency, brokerage, custodial or similar capacity. Other differences between the classes include the services offered to and the expenses borne by each class, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Fund	15

NOTES TO FINANCIAL STATEMENTS (continued)

It is the fund’s policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so.There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Trustees to represent the fair value of the fund’s investments.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not

16

orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of April 30, 2012 in valuing the fund’s investments:

Short-Term
Valuation Inputs	Investments ($)†
Level 1—Unadjusted Quoted Prices	—
Level 2—Other Significant Observable Inputs	475,216,573
Level 3—Significant Unobservable Inputs	—
Total	475,216,573
† See Statement of Investments for additional detailed categorizations.

In May 2011, FASB issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in GAAP and International Financial Reporting Standards (“IFRS”)” (“ASU 2011-04”). ASU 2011-04

The Fund	17

NOTES TO FINANCIAL STATEMENTS (continued)

includes common requirements for measurement of and disclosure about fair value between GAAP and IFRS.ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011.At this time, management is evaluating the implications of ASU 2011-04 and its impact on the financial statements.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Cost of investments represents amortized cost.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends from investment income-net on each business day. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

18

As of and during the period ended April 30, 2012, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the four-year period ended April 30, 2012 remains subject to examination by the Internal Revenue Service and state taxing authorities.

Under the Regulated Investment Company Modernization Act of 2010 (the “2010 Act”), the fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. Furthermore, post-enactment capital loss carryovers retain their character as either short-term or long-term capital losses rather than short-term as they were under previous statute.

At April 30, 2012, the components of accumulated earnings on a tax basis consisted of short-term capital losses of $1,006, which can be applied against future net realized capital gains, if any, realized subsequent to April 30, 2012 and which can be carried forward for an unlimited period.

The tax character of distributions paid to shareholders during the fiscal periods ended April 30, 2012 and April 30, 2011 were all ordinary income.

During the period ended April 30, 2012, as a result of permanent book to tax differences, primarily due to dividend reclassification, the fund increased accumulated undistributed investment income-net by $6,207 and decreased accumulated net realized gain (loss) on investments by the same amount. Net assets and net asset value per share were not affected by this reclassification.

At April 30, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

The Fund	19

NOTES TO FINANCIAL STATEMENTS (continued)

NOTE 2—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .10% of the value of the fund’s average daily net assets and is payable monthly.The Manager has agreed to pay all of the fund’s expenses except the management fee, interest, taxes, brokerage fees, Rule 12b-1 distribution plan fees, administrative services plan fees, omnibus account services plan fees, trustees fees, fees and expenses of independent counsel of the fund and extraordinary expenses. In addition, the Manager has agreed to reduce its management fee in an amount equal to the Trustees fees and expenses of independent counsel of the fund.

The Manager has undertaken to waive receipt of the management fee and/or reimburse operating expenses in order to facilitate a daily yield at or above a certain level which may change from time to time.This undertaking is voluntary and not contractual, and may be terminated at any time.The reduction in expenses, pursuant to the undertaking, amounted to $381,179 for Class A, $921,151 for Class B, $139,350 for Class C and $21,233 for Class D shares during the period ended April 30, 2012.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class C and Class D shares pay the Distributor for distributing, advertising and marketing their shares at an annual rate of .25% of the value of the average daily net assets of Class C shares and .65% of the value of the average daily net assets of Class D shares.The Distributor may pay all or a part of the fees paid pursuant to the Plan to Citizens or other approved institutions that have purchased Class C or Class D shares for the benefit of others.The fees payable under each Plan are payable without regard to actual expenses incurred. During the period ended April 30, 2012, Class C and Class D shares were charged $52,805 and $13,087, respectively, pursuant to the Plan.

(c) Under the Administrative Services Plan, Class B, Class C and Class D shares pay Citizens at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The ser-

20

vices provided may include personal services relating to shareholder accounts, such as providing reports and other fund communications to shareholders, withholding taxes, disbursing dividends and capital gain distributions, and providing statements for such distributions, administering proxies and such related services as the fund may reasonably request. During the period ended April 30, 2012, Class B, Class C and Class D shares were charged $561,391, $52,805 and $5,034, respectively, pursuant to the Administrative Services Plan.

(d) Under the Omnibus Account Services Agreement, the fund pays Citizens at an annual rate of .10% of the value of the average daily net assets for the provision of certain services. The services may include aggregating and processing purchase and redemption requests, transmitting funds for the purchase of shares to the fund, transmitting redemption proceeds to redeeming beneficial owners of the shares, maintaining records of fund shares transactions, preparing shareholder statements and such other related services as the fund may reasonably request. During the period ended April 30, 2012, Class A, Class B, Class C and Class D shares were charged $236,216, $224,559, $21,128 and $2,013, respectively, pursuant to the Omnibus Account Services Agreement.

The components of “Due from The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $36,361 and Rule 12b-1 distribution plan fees $6,102, which are offset against an expense reimbursement currently in effect in the amount of $110,253.

The components of “Due to Citizens” in the Statement of Assets and Liabilities consist of: administrative services plan fees $43,350 and omnibus account services plan fees $36,361.

(e) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

The Fund	21

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Shareholders and Board of Trustees CitizensSelect Treasury Money Market Fund

We have audited the accompanying statement of assets and liabilities, including the statement of investments, of CitizensSelect Treasury Money Market Fund (one of the series comprising CitizensSelect Funds) as of April 30, 2012, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the five years in the period then ended.These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2012 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of CitizensSelect Treasury Money Market Fund at April 30, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

New York, New York
June 28, 2012

22

IMPORTANT TAX INFORMATION (Unaudited)

For federal tax purposes the fund hereby reports 100% of ordinary income dividends paid during the fiscal year ended April 30, 2012 as qualifying “interest related dividends.”Also for state individual income tax purposes, the fund hereby reports 100% of the ordinary income dividends paid during its fiscal year ended April 30, 2012 as attributable to interest income from direct obligations of the United States. Such dividends are currently exempt from taxation for individual income tax purposes in most states, including New York, California and the District of Columbia.

The Fund	23

BOARD MEMBERS INFORMATION (Unaudited)

Joseph S. DiMartino (68)
Chairman of the Board (2002)
Principal Occupation During Past 5Years:
• Corporate Director and Trustee
Other Public Company Board Memberships During Past 5Years:
• CBIZ (formerly, Century Business Services, Inc.), a provider of outsourcing functions for small and medium size companies, Director (1997-present)
• Sunair Services Corporation, a provider of certain outdoor-related services to homes and businesses, Director (2005-2009)
• The Newark Group, a provider of a national market of paper recovery facilities, paperboard mills and paperboard converting plants, Director (2000-2010)
No. of Portfolios for which Board Member Serves: 157
———————
Clifford L. Alexander, Jr. (78)
Board Member (2002)
Principal Occupation During Past 5Years:
• President of Alexander & Associates, Inc., a management consulting firm (January 1981-present)
No. of Portfolios for which Board Member Serves: 42
———————
Whitney I. Gerard (77)
Board Member (2008)
Principal Occupation During Past 5Years:
• Partner of Chadbourne & Parke LLP
No. of Portfolios for which Board Member Serves: 23
———————

Once elected all Board Members serve for an indefinite term, but achieve Emeritus status upon reaching age 80.The address of the Board Members and Officers is in c/o The Dreyfus Corporation, 200 Park Avenue, NewYork, NewYork 10166.Additional information about the Board Members is available in the fund’s Statement of Additional Information which can be obtained from Dreyfus free of charge by calling this toll free number: 1-800-DREYFUS.

Lucy Wilson Benson, Emeritus Board Member

24

OFFICERS OF THE FUND (Unaudited)

BRADLEY J. SKAPYAK, President since January 2010.

Chief Operating Officer and a director of the Manager since June 2009. From April 2003 to June 2009, Mr. Skapyak was the head of the Investment Accounting and Support Department of the Manager. He is an officer of 72 investment companies (comprised of 156 portfolios) managed by the Manager. He is 53 years old and has been an employee of the Manager since February 1988.

CHARLES CARDONA, Executive Vice President since November 2001.

Vice Chair and a Director of the Manager, Executive Vice President of the Distributor, President of Dreyfus Institutional Services Division, and an officer of 12 other investment companies (comprised of 19 portfolios) managed by the Manager. He is 56 years old and has been an employee of the Manager since February 1981.

JANETTE E. FARRAGHER, Vice President and Secretary since December 2011.

Assistant General Counsel of BNY Mellon, and an officer of 73 investment companies (comprised of 183 portfolios) managed by the Manager. She is 49 years old and has been an employee of the Manager since February 1984.

KIESHA ASTWOOD, Vice President and Assistant Secretary since January 2010.

Counsel of BNY Mellon, and an officer of 73 investment companies (comprised of 183 portfolios) managed by the Manager. She is 39 years old and has been an employee of the Manager since July 1995.

JAMES BITETTO, Vice President and Assistant Secretary since August 2005.

Senior Counsel of BNY Mellon and Secretary of the Manager, and an officer of 73 investment companies (comprised of 183 portfolios) managed by the Manager. He is 45 years old and has been an employee of the Manager since December 1996.

JONI LACKS CHARATAN, Vice President and Assistant Secretary since August 2005.

Senior Counsel of BNY Mellon, and an officer of 73 investment companies (comprised of 183 portfolios) managed by the Manager. She is 56 years old and has been an employee of the Manager since October 1988.

JOSEPH M. CHIOFFI, Vice President and Assistant Secretary since August 2005.

Senior Counsel of BNY Mellon, and an officer of 73 investment companies (comprised of 183 portfolios) managed by the Manager. He is 50 years old and has been an employee of the Manager since June 2000.

KATHLEEN DENICHOLAS, Vice President and Assistant Secretary since January 2010.

Managing Counsel of BNY Mellon, and an officer of 73 investment companies (comprised of 183 portfolios) managed by the Manager. She is 37 years old and has been an employee of the Manager since February 2001.

JOHN B. HAMMALIAN, Vice President and Assistant Secretary since August 2005.

Senior Managing Counsel of BNY Mellon, and an officer of 73 investment companies (comprised of 183 portfolios) managed by the Manager. He is 48 years old and has been an employee of the Manager since February 1991.

M. CRISTINA MEISER, Vice President and Assistant Secretary since January 2010.

Senior Counsel of BNY Mellon, and an officer of 73 investment companies (comprised of 183 portfolios) managed by the Manager. She is 42 years old and has been an employee of the Manager since August 2001.

ROBERT R. MULLERY, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon, and an officer of 73 investment companies (comprised of 183 portfolios) managed by the Manager. He is 60 years old and has been an employee of the Manager since May 1986.

The Fund	25

OFFICERS OF THE FUND (Unaudited) (continued)

JEFF PRUSNOFSKY, Vice President and Assistant Secretary since August 2005.

Senior Managing Counsel of BNY Mellon, and an officer of 73 investment companies (comprised of 183 portfolios) managed by the Manager. He is 46 years old and has been an employee of the Manager since October 1990.

JAMES WINDELS, Treasurer since November 2001.

Director – Mutual Fund Accounting of the Manager, and an officer of 73 investment companies (comprised of 183 portfolios) managed by the Manager. He is 53 years old and has been an employee of the Manager since April 1985.

RICHARD CASSARO, Assistant Treasurer since January 2008.

Senior Accounting Manager – Money Market and Municipal Bond Funds of the Manager, and an officer of 73 investment companies (comprised of 183 portfolios) managed by the Manager. He is 53 years old and has been an employee of the Manager since September 1982.

GAVIN C. REILLY, Assistant Treasurer since December 2005.

Tax Manager of the Investment Accounting and Support Department of the Manager, and an officer of 73 investment companies (comprised of 183 portfolios) managed by the Manager. He is 43 years old and has been an employee of the Manager since April 1991.

ROBERT S. ROBOL, Assistant Treasurer since August 2003.

Senior Accounting Manager – Fixed Income Funds of the Manager, and an officer of 73 investment companies (comprised of 183 portfolios) managed by the Manager. He is 48 years old and has been an employee of the Manager since October 1988.

ROBERT SALVIOLO, Assistant Treasurer since July 2007.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 73 investment companies (comprised of 183 portfolios) managed by the Manager. He is 45 years old and has been an employee of the Manager since June 1989.

ROBERT SVAGNA, Assistant Treasurer since August 2005.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 73 investment companies (comprised of 183 portfolios) managed by the Manager. He is 45 years old and has been an employee of the Manager since November 1990.

JOSEPH W. CONNOLLY, Chief Compliance Officer since October 2004.

Chief Compliance Officer of the Manager and The Dreyfus Family of Funds (73 investment companies, comprised of 183 portfolios). From November 2001 through March 2004, Mr. Connolly was first Vice-President, Mutual Fund Servicing for Mellon Global Securities Services. In that capacity, Mr. Connolly was responsible for managing Mellon’s Custody, Fund Accounting and Fund Administration services to third-party mutual fund clients.

He is 54 years old and has served in various capacities with the Manager since 1980, including manager of the firm’s Fund Accounting Department from 1997 through October 2001.

MATTHEW D. CONNOLLY, Anti-Money Laundering Compliance Officer since April 2012.

Anti-Money Laundering Compliance Officer of the Distributor. From March 2010 to September 2011, Global Head, KYC Reviews and Director, UBS Investment Bank; until March 2010,AML Compliance Officer and Senior Vice President, Citi Global Wealth Management. He is an officer of 69 investment companies (comprised of 179 portfolios) managed by the Manager. He is 39 years old and has been an employee of the Distributor since October 2011.

26

NOTES

The fund will disclose daily, on www.dreyfus.com, the fund’s complete schedule of holdings as of the end of the previous business day. The schedule of holdings will remain on the website until the fund files its Form N-Q or Form N-CSR for the period that includes the date of the posted holdings.

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarter of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information regarding how the fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 is available on the SEC’s website at http://www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

Item 2.                        Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.  There have been no amendments to, or waivers in connection with, the Code of Ethics during the period covered by this Report.

Item 3.                        Audit Committee Financial Expert.

The Registrant's Board has determined that Joseph S. DiMartino, a member of the Audit Committee of the Board, is an audit committee financial expert as defined by the Securities and Exchange Commission (the "SEC").   Joseph S. DiMartino is "independent" as defined by the SEC for purposes of audit committee financial expert determinations.

Item 4.                        Principal Accountant Fees and Services.

(a)  Audit Fees.  The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $60,624 in 2011 and $61,714 in 2012.

(b)  Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4 were $12,000 in 2011 and $24,000 in 2012. These services consisted of one or more of the following: (i) agreed upon procedures related to compliance with Internal Revenue Code section 817(h), (ii) security counts required by Rule 17f-2 under the Investment Company Act of 1940, as amended, (iii) advisory services as to the accounting or disclosure treatment of Registrant transactions or events and (iv) advisory services to the accounting or disclosure treatment of the actual or potential impact to the Registrant of final or proposed rules, standards or interpretations by the Securities and Exchange Commission, the Financial Accounting Standards Boards or other regulatory or standard-setting bodies.

The aggregate fees billed in the Reporting Periods for non-audit assurance and related services by the Auditor to the Registrant's investment adviser (not including any sub-investment adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant ("Service Affiliates"), that were reasonably related to the performance of the annual audit of the Service Affiliate, which required pre-approval by the Audit Committee were $0 in 2011 and $0 in 2012.

(c)  Tax Fees.  The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice, and tax planning ("Tax Services") were $9,346 in 2011 and $5,865  in 2012. These services consisted of: (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments; (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held. The aggregate fees billed in the Reporting Periods for Tax Services by the Auditor to Service Affiliates, which required pre-approval by the Audit Committee were $0 in 2011 and $0 in 2012.

(d)  All Other Fees.  The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item, were $365 in 2011 and $275 in 2012. [These services consisted of a review of the Registrant's anti-money laundering program].

The aggregate fees billed in the Reporting Periods for Non-Audit Services by the Auditor to Service Affiliates, other than the services reported in paragraphs (b) through (c) of this Item, which required pre-approval by the Audit Committee, were  $0 in 2011 and $0 in 2012.

(e)(1) Audit Committee Pre-Approval Policies and Procedures. The Registrant's Audit Committee has established policies and procedures (the "Policy") for pre-approval (within specified fee limits) of the Auditor's engagements for non-audit services to the Registrant and Service Affiliates without specific case-by-case consideration. The pre-approved services in the Policy can include pre-approved audit services, pre-approved audit-related services, pre-approved tax services and pre-approved all other services.  Pre-approval considerations include whether the proposed services are compatible with maintaining the Auditor's independence.  Pre-approvals pursuant to the Policy are considered annually.

(e)(2) Note: None of the services described in paragraphs (b) through (d) of this Item 4 were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) None of the hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal account's full-time, permanent employees.

Non-Audit Fees. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the Reporting Periods were $$21,309,173 in 2011 and $34,153,310 in 2012.

Auditor Independence. The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor's independence.

Item 5.                        Audit Committee of Listed Registrants.

                        Not applicable.  [CLOSED-END FUNDS ONLY]

Item 6.                        Investments.

(a)                    Not applicable.

Item 7.            Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                        Not applicable.  [CLOSED-END FUNDS ONLY]

Item 8.                        Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.  [CLOSED-END FUNDS ONLY, beginning with reports for periods ended on and after December 31, 2005]

Item 9.                        Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                        Not applicable.  [CLOSED-END FUNDS ONLY]

Item 10.          Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures applicable to Item 10.

Item 11.          Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.          Exhibits.

(a)(1)   Code of ethics referred to in Item 2.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

CitizensSelect Funds

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	June 26, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	June 26, 2012

By: /s/ James Windels
James Windels, Treasurer
Date:	June 26, 2012

EXHIBIT INDEX

(a)(1)   Code of ethics referred to in Item 2.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)